EARNINGS (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2011
EARNINGS (LOSS) PER SHARE [Abstract]
EARNINGS (LOSS) PER SHARE
15.	EARNINGS (LOSS) PER SHARE

Basic earnings per share ("EPS") are computed by dividing net income by the weighted-average number of common shares outstanding for the period. Diluted EPS is computed by dividing net income by the weighted-average number of common shares and dilutive common stock equivalents (i.e., stock options, warrants) outstanding during the period.

For the year ended December 31, 2011 and 2010, the Company had a net loss, thus any effect of common stock equivalents outstanding would be antidilutive. For the years ended December 31, 2011 and 2010, the Company had 400,000 restricted shares and 16,700 restricted shares outstanding, which were included in the total common shares issued and outstanding as at December 31, 2011 and 2010, respectively.

All figures in USD	2011	2010	2009
Numerator:
Net Income (Loss)	(72,298,337)	(809,130)	1,012,240
Denominator:
Basic - Weighted Average Common Shares Outstanding	47,159,402	46,551,564	40,449,522
Dilutive Effect of Stock Options *	–	–	–
Dilutive – Weighted-Average Common Shares Outstanding	47,159,402	46,551,564	40,449,522
Income (Loss) per Common Share:
Basic	(1.53)	(0.02)	0.03
Diluted	(1.53)	(0.02)	0.03

*	In August 2009, the Company announced that it had cancelled all outstanding stock options. Following the cancellation described in Note 11, there is no more outstanding stock option under the Plan.